Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Contract Liabilities [Abstract]
Balance at the beginning of the year	$ 3,037,609	$ 1,671,353
Cash received in advance	368,582,387	321,360,209
Revenue recognized from opening balance of contract liabilities	(2,957,143)	(1,662,907)
Revenue recognized from contract liabilities arising during the period	(366,444,758)	(318,331,046)
Balance at the ending of the year	$ 2,218,095	$ 3,037,609